[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                         Lincoln, NE  68510-2234
                                                                    402-467-1122


April 10, 2012

                                                                     [Via EDGAR]


Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 Overture Medley(R) Flexible Premium Deferred Variable Annuity,
             1933 Act No. 333-142483
        Post-Effective Amendment No. 16


This filing for the above registrant, pursuant to Rule 485(b) under the Securities Act of 1933, is to designate a new effective date, May 1, 2012, for Post-Effective Amendment No. 15. We are making today's filing pursuant to Securities Act Rule 485(b)(1)(iii).

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


cc:     Michelle Roberts
        Senior Counsel